Stock-based compensation (Details Narrative) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($) shares
Share-Based Payment Arrangement [Abstract]
Employee Benefits and Share-Based Compensation | $	$ 7.8
Options granted	0
Options exercised	0
Options forfeited	0
Options cancelled or expired	0